UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21073

Bragg Capital Trust
(Exact name of registrant as specified in charter)

1031 South Caldwell Street
Suite 200
Charlotte, NC  28203
 (Address of principal executive offices)(zip code)

1031 South Caldwell Street
Suite 200
Charlotte, NC  28203
 (Name and address of agent for service)

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: August 31, 2013

Item 1.  Schedule of Investments

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.5%
	AEROSPACE/DEFENSE – 4.0%
8,000	General Dynamics Corp.	$666,000
6,600	United Technologies Corp.	660,660
		1,326,660

	APPAREL – 2.0%
3,500	VF Corp.	655,235

	BANKS – 3.9%
14,500	Bank of New York Mellon Corp.	431,230
9,000	JPMorgan Chase & Co.	454,770
6,000	State Street Corp.	400,320
		1,286,320

	BEVERAGES – 4.6%
6,380	Beam, Inc.	399,707
20,000	Constellation Brands, Inc., Class A*	1,085,000
2,880	Crimson Wine Group Ltd.*	27,072
		1,511,779

	BUILDING MATERIALS – 0.7%
6,380	Fortune Brands Home & Security, Inc.	235,039

	COAL – 0.5%
10,000	Peabody Energy Corp.	172,000

	COMPUTERS – 6.5%
45,000	Blackberry Ltd.*	455,400
29,500	Dell, Inc.	406,215
3,500	International Business Machines Corp.	637,945
15,000	NetApp, Inc.	623,100
		2,122,660

	COSMETICS/PERSONAL CARE – 2.1%
8,800	Procter & Gamble Co.	685,432

	DIVERSIFIED FINANCIAL SERVICES – 2.6%
8,000	American Express Co.	575,280
3,900	T. Rowe Price Group, Inc.	273,546
		848,826

	ELECTRIC – 5.6%
13,000	American Electric Power Co., Inc.	556,400
8,284	Duke Energy Corp.	543,431
13,000	Exelon Corp.	396,370
8,400	Southern Co.	349,608
		1,845,809

	ELECTRONICS – 0.4%
4,000	Tyco International Ltd.	132,160

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2013 (Unaudited)

Number of Shares		Value

	ENVIRONMENTAL CONTROL – 1.2%
10,000	Waste Management, Inc.	$404,400

	FOOD – 3.2%
3,000	Kraft Foods Group, Inc.	155,310
9,000	Mondelez International, Inc., Class A	276,030
16,400	Unilever PLC ADR	626,152
		1,057,492

	HEALTHCARE-PRODUCTS – 0.6%
3,162	Covidien PLC	187,823

	HEALTHCARE-SERVICES – 1.1%
4,300	WellPoint, Inc.	366,102

	HOLDING COMPANIES-DIVERSIFIED – 2.2%
28,800	Leucadia National Corp.	717,984

	HOUSEHOLD PRODUCTS/WARES – 3.5%
8,400	Clorox Co.	694,680
5,000	Kimberly-Clark Corp.	467,400
		1,162,080

	INSURANCE – 2.6%
3	Berkshire Hathaway, Inc., Class A*	501,150
4,300	Travelers Cos., Inc.	343,570
		844,720

	INTERNET – 5.6%
24,000	Symantec Corp.	614,640
45,000	Yahoo!, Inc.*	1,220,400
		1,835,040

	MEDIA – 11.9%
20,490	CBS Corp., Class B	1,047,039
10,000	DIRECTV*	581,800
11,125	News Corp., Class A*	174,663
11,900	Thomson Reuters Corp.	391,272
5,166	Time Warner, Inc.	312,698
44,500	Twenty-First Century Fox, Inc.	1,394,185
		3,901,657

	MISCELLANEOUS MANUFACTURING – 4.1%
5,100	3M Co.	579,258
2,300	Danaher Corp.	150,696
10,200	Ingersoll-Rand PLC	603,228
		1,333,182

	OIL & GAS – 1.2%
4,700	Exxon Mobil Corp.	409,652

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2013 (Unaudited)

Number of Shares		Value

	PHARMACEUTICALS – 9.3%
5,000	Bristol-Myers Squibb Co.	$208,450
9,000	GlaxoSmithKline PLC ADR	458,010
10,050	Johnson & Johnson	868,420
13,820	Merck & Co., Inc.	653,548
31,000	Pfizer, Inc.	874,510
		3,062,938

	RETAIL – 3.1%
4,225	McDonald's Corp.	398,671
45,000	Staples, Inc.	625,950
		1,024,621

	SEMICONDUCTORS – 1.1%
16,000	Intel Corp.	351,680

	SOFTWARE – 3.6%
11,500	Microsoft Corp.	384,100
25,000	Oracle Corp.	796,500
		1,180,600

	TELECOMMUNICATIONS – 8.3%
21,100	AT&T, Inc.	713,813
30,000	Cisco Systems, Inc.	699,300
20,000	Corning, Inc.	280,800
120,000	Nokia OYJ ADR*	468,000
10,000	Verizon Communications, Inc.	473,800
10,000	Windstream Corp.	80,700
		2,716,413

	TOTAL COMMON STOCKS (Cost $21,785,795)	31,378,304

	EXCHANGE-TRADED FUNDS – 1.2%
	COMMODITY FUND – 1.2%
30,000	iShares Gold Trust*	405,900

	TOTAL EXCHANGE-TRADED FUNDS (Cost $295,770)	405,900

	SHORT-TERM INVESTMENTS – 3.1%
1,018,959	Invesco Short Term Investment Prime Portfolio, 0.02%**	1,018,959

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,018,959)	1,018,959

	TOTAL INVESTMENTS – 99.8% (Cost $23,100,524)	32,803,163
	Other Assets in Excess of Liabilities – 0.2%	52,509

	TOTAL NET ASSETS –100.0%	$32,855,672

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2013 (Unaudited)

ADR – American Depositary Receipt
PLC – Public Limited Company

* Non-income Producing.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2013.

See accompanying Notes to Schedule of Investments.

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 86.6%
	AEROSPACE/DEFENSE – 11.1%
35,700	Alliant Techsystems, Inc.	$3,454,332
32,315	Cubic Corp.	1,622,536
91,620	Ducommun, Inc.*	2,395,863
		7,472,731

	APPAREL – 1.6%
67,026	Delta Apparel, Inc.*	1,105,929

	AUTO MANUFACTURERS – 3.5%
52,626	Oshkosh Corp.*	2,363,960

	COMMERCIAL SERVICES – 2.7%
66,717	Valassis Communications, Inc.	1,838,053

	COMPUTERS – 7.4%
20,000	Digimarc Corp.	380,200
29,000	DST Systems, Inc.	2,069,730
60,832	Radisys Corp.*	206,220
42,000	Synaptics, Inc.*	1,623,720
29,400	Unisys Corp.*	739,704
		5,019,574

	DISTRIBUTION/WHOLESALE – 5.0%
51,080	Owens & Minor, Inc.	1,742,339
40,555	United Stationers, Inc.	1,611,655
		3,353,994

	DIVERSIFIED FINANCIAL SERVICES – 0.5%
42,487	Janus Capital Group, Inc.	355,191

	ELECTRIC – 0.9%
12,350	MGE Energy, Inc.	643,559

	ELECTRONICS – 8.4%
9,384	Bel Fuse, Inc., Class B	168,912
25,400	Park Electrochemical Corp.	676,656
33,000	Tech Data Corp.*	1,622,280
145,100	TTM Technologies, Inc.*	1,384,254
151,408	Vishay Intertechnology, Inc.*	1,854,748
		5,706,850

	ENGINEERING & CONSTRUCTION – 2.1%
28,919	URS Corp.	1,432,069

	ENVIRONMENTAL CONTROL – 3.6%
121,700	Darling International, Inc.*	2,461,991

	GAS – 6.3%
28,520	New Jersey Resources Corp.	1,228,642

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2013 (Unaudited)

Number of Shares		Value

33,900	Piedmont Natural Gas Co., Inc.	$1,093,614
20,000	South Jersey Industries, Inc.	1,155,200
20,000	UGI Corp.	784,000
		4,261,456

	HEALTHCARE-PRODUCTS – 3.7%
2,703	Atrion Corp.	646,017
45,000	STERIS Corp.	1,840,050
		2,486,067

	HOUSEHOLD PRODUCTS/WARES – 1.7%
35,575	Prestige Brands Holdings, Inc.*	1,155,120

	INSURANCE – 10.5%
28,888	American Safety Insurance Holdings Ltd.*	870,396
15,456	Endurance Specialty Holdings Ltd.	774,655
78,687	Hilltop Holdings, Inc.*	1,232,238
82,600	Horace Mann Educators Corp.	2,177,336
25,900	RLI Corp.	2,022,531
		7,077,156

	MACHINERY-DIVERSIFIED – 4.5%
25,875	Graco, Inc.	1,798,054
44,502	Hurco Cos., Inc.	1,224,250
		3,022,304

	MEDIA – 2.7%
18,061	Meredith Corp.	776,804
35,545	Scholastic Corp.	1,048,933
		1,825,737

	MINING – 1.1%
29,100	Horsehead Holding Corp.*	345,417
22,423	USEC, Inc.*	369,083
		714,500

	RETAIL – 1.8%
12,952	Books-A-Million, Inc.*	31,473
48,000	Cato Corp., Class A	1,207,680
		1,239,153

	SOFTWARE – 1.6%
7,192	CSG Systems International, Inc.	169,300
19,222	SYNNEX Corp.*	913,237
		1,082,537

	TELECOMMUNICATIONS – 2.5%
38,400	Plantronics, Inc.	1,658,880

	TEXTILES – 3.4%
23,864	UniFirst Corp.	2,288,080

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2013 (Unaudited)

Number of Shares		Value

	TOTAL COMMON STOCKS (Cost $40,546,539)	$58,564,891

	MUTUAL FUNDS – 1.4%
56,846	Central Fund of Canada Ltd., Class A***	909,536

	TOTAL MUTUAL FUNDS (Cost $811,601)	909,536

	SHORT-TERM INVESTMENTS – 11.3%
7,668,233	Invesco Short Term Investment Prime Portfolio, 0.02%**	7,668,233

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,668,233)	7,668,233

	TOTAL INVESTMENTS – 99.3% (Cost $49,026,373)	67,142,660
	Other Assets in Excess of Liabilities – 0.7%	452,595

	TOTAL NET ASSETS –100.0%	$67,595,255

* Non-income Producing.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2013.
*** Passive foreign investment company.

See accompanying Notes to Schedule of Investments.

Notes to Schedules of Investments

Federal Tax Information

At May 31, 2013, the gross unrealized appreciation and (depreciation) of investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of Investments	$23,456,453	$62,916,215

Gross Unrealized Appreciation	$10,741,098	$18,205,099
Gross Unrealized Depreciation	(544,673)	(1,660,332)
Net Unrealized Appreciation on Investments	$10,196,425	$16,544,767

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies ("PFICs").

Security Valuation

Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. If there are no sales reported, the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with accounting policies generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds and Mutual Funds are generally categorized as Level 1.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds did not hold any Level 2 or Level 3 securities during the period ended August 31, 2013. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of August 31, 2013:

Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$31,378,304	$-	$-	$31,378,304
Exchange-Traded Funds	405,900	-	-	405,900
Short-Term Investments	1,018,959	-	-	1,018,959
Total	$32,803,163	$-	$-	$32,803,163

Small Cap Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$58,564,891	$-	$-	$58,564,891
Mutual Funds	909,536	-	-	909,536
Short-Term Investments	7,668,233	-	-	7,668,233
Total	$67,142,660	$-	$-	$67,142,660

*	All sub-categories within common stocks represent Level 1 evaluation status. See Schedules of Investments for industry categories.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
October 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
October 24, 2013

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
October 24, 2013